Bank Debt	3 Months Ended
Mar. 31, 2013
Bank Debt and Term Loans [Abstract]
BANK DEBT
8.            BANK DEBT

As of March 31, 2013 and December 31, 2012 and 2011, bank debt consisted of the following:

	March 31,	December 31,
	2013	2012	2011
Two installment notes, monthly principal and interest of $533, interest 9.05% and 0% secured by vehicles, maturing July 2016	$21,330	$23,463	$51,569

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13,166, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2013 and February 2020	485,992	536,464	761,078
	507,322	559,927	812,647
Less: Current portion of bank debt	(375,021)	(352,096)	(114,358)

Long-term portion of bank debt	$132,301	$207,831	$698,289

Future maturities of bank debt are as follows:

Year ending December 31,
2013	$352,096
2014	75,661
2015	75,661
2016	40,354
2017	16,155
Total	$559,927

The Company’s assets securing the bank debt had a carrying value of  $25,000, $25,000 and $77,037 at March 31, 2013 and December 31, 2012 and 2011, respectively.

There were no covenants related to the bank debt.

The interest expense associated with the bank debt during the three months ended March 31, 2013 and 2012 was $11,742 and $26,217, respectively, and for the years ended December 31, 2012 and 2011 amounted to $185,479 and $45,678, respectively. The weighted average interest rate on bank debt during the three months ended March 2013 and during 2012 and 2011 was 8.2%, 8.2% and 7.85%, respectively.